Other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables
Schedule of Other Receivables

	December 31,	December 31,
	2022	2023
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	142,448,841	140,261,069
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	22,973,322	22,590,255
Due from contractors	17,253,823	23,571,115
Due from Zijin Royal Palace	45,163,449	44,025,880
Others	155,673,690	148,207,979
Total	383,513,125	378,656,298